CAPITAL STRUCTURE (Details Narrative) - USD ($)										1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 23, 2024	Sep. 04, 2024	Jul. 31, 2024	Jun. 13, 2024	Feb. 08, 2024	Dec. 28, 2023	Oct. 26, 2023	Jun. 16, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 02, 2024	Apr. 26, 2024	Mar. 31, 2024	Feb. 28, 2024	Nov. 23, 2020
Class of Stock [Line Items]
Common stock, shares authorized													150,000,000
Common stock, par value													$ 0.0001
Preferred stock, shares authorized	10,000,000										10,000,000	10,000,000
Preferred stock, par value	$ 0.0001										$ 0.0001	$ 0.0001
Common stock, shares outstanding	2,116,191										2,116,191	2,116,191	1,766,552
Reverse stock split	20-1 reverse stock split											20-1 reverse stock split
Net proceeds warrant												$ 500,000	$ 200,000
Treasury stock	$ 0										$ 0	$ 0	0
Conversion price per share	$ 0.40										$ 0.40	$ 0.40
Share based compensation												$ 1,104,978	477,503
Unamortized stock-based compensation	$ 1,321,013										$ 1,321,013	1,321,013
Investments	5,691,084										5,691,084	5,691,084	0
Convertible note payable	218,750										218,750	218,750	625,000
Subscription receivable Sept 2023 [Member]
Class of Stock [Line Items]
Stock issued for debt, shares										25,000
Stock issued for debt, value										$ 500,000
Investments	522,667										522,667	522,667
Subscription receivable Sept 2023 2nd tranche [Member]
Class of Stock [Line Items]
Stock issued for debt, shares										100,000
Stock issued for debt, value										$ 2,000,000
Investments	2,090,667										2,090,667	2,090,667
December 2023 Financing [Member]
Class of Stock [Line Items]
Warrants issued																100,000
Investments	1,132,869										1,132,869	1,132,869
February 2024 Financing [Member]
Class of Stock [Line Items]
Warrants issued																	200,000
Investments	$ 1,944,879										1,944,879	1,944,879
Equity Incentive Plan 2022 [Member]
Class of Stock [Line Items]
Options exercisable					120,000
Exercise price per share					$ 6.20
Stock Options [Member]
Class of Stock [Line Items]
Share based compensation												$ 1,104,978	$ 477,503
Coral Investment Partners [Member]
Class of Stock [Line Items]
Warrants issued																		25,000
Expiry date																		Nov. 30, 2023
Yorkville [Member] | Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Payment of commitment fee											200,000
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Convertible note payable														$ 1,304,758
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Stock Issued For Services [Member]
Class of Stock [Line Items]
Payment of commitment fee											80,000
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Advance [Member]
Class of Stock [Line Items]
Payment of commitment fee											$ 120,000
Maximum [Member]
Class of Stock [Line Items]
Exercise price of warrants								$ 33.00
Minimum [Member]
Class of Stock [Line Items]
Exercise price of warrants								$ 27.20
Private Placement [Member]
Class of Stock [Line Items]
Warrants issued								38,850
Exercise price of warrants								$ 28.00
Warrants issued								6,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	150,000,000										150,000,000	150,000,000
Common stock, par value	$ 0.0001										$ 0.0001	$ 0.0001
Pre Funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued						200,000	60,000	61,150	67,500
Net proceeds warrant								$ 1,800,000	$ 3,000,000
Exercise price of warrants								$ 0.001	$ 0.0001
Common stock issued												175,000
Aggregate exercise price of warrant						$ 500,000	$ 100,000
Series A Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding gross								100,000	153,125
Exercise price of warrants															$ 27.20
Series B Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding gross								100,000	153,125
Exercise price of warrants									$ 33.00
Exercisable term								5 years 6 months
Warrant Note Subscription Receivables [Member]
Class of Stock [Line Items]
Aggregate exercise price of warrant						$ 1,900,000	$ 1,100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000										10,000	10,000
Preferred stock, par value	$ 0.0001										$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	6,520										6,520	6,520	0
Preferred Stock, Shares Outstanding	6,520										6,520	6,520	0
Series A Preferred Stock [Member] | Series A Investors [Member]
Class of Stock [Line Items]
Proceeds from sale of preferred stock		$ 695,000	$ 225,000	$ 1,300,000	$ 4,300,000
Stock issued new, shares					4,300
Common Class A [Member] | Coral Investment Partners [Member]
Class of Stock [Line Items]
Exercise price of warrants																		$ 40.00
Common Class B [Member] | Coral Investment Partners [Member]
Class of Stock [Line Items]
Exercise price of warrants																		$ 100.00